Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000042237 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042237 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000042237 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000042237 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%	[1]
C000042237 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000042237 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
C000042237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.60%
C000042237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000042237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042237 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000042237 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042237 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042237 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042237 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000042237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.00%
C000042237 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042237 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000042237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042237 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000042237 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.70%
C000171408 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171408 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000171408 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000171408 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%	[2]
C000171408 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000171408 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[2]
C000171408 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.60%
C000171408 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000171408 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171408 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171408 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171408 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171408 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000171408 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171408 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000171408 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.00%
C000171408 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171408 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171408 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171408 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171408 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.70%
C000042236 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042236 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000042236 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000042236 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%	[3]
C000042236 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000042236 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[3]
C000042236 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.60%
C000042236 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000042236 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042236 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000042236 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042236 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042236 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042236 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042236 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000042236 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.00%
C000042236 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042236 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000042236 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042236 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000042236 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.70%
C000042234 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042234 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000042234 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000042234 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%	[4]
C000042234 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000042234 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[4]
C000042234 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	53.60%
C000042234 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000042234 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042234 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.30%
C000042234 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042234 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.10%
C000042234 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000042234 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000042234 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000042234 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.00%
C000042234 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042234 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000042234 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000042234 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000042234 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.70%
C000081597 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[5]
C000081597 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000081597 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[5]
C000081597 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000081597 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[5]
C000081597 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[5]
C000081597 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081597 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081597 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000081597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000081597 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081597 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081597 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081597 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[6]
C000081598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000081598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[6]
C000081598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000081598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[6]
C000081598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[6]
C000081598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081598 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000081598 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000081598 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081598 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081598 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081598 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171409 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[7]
C000171409 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000171409 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[7]
C000171409 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000171409 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7]
C000171409 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[7]
C000171409 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171409 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000171409 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171409 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000171409 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000171409 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000171409 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171409 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171409 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000081600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[8]
C000081600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000081600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[8]
C000081600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000081600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000081600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[8]
C000081600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081600 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000081600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000081600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000081600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000081600 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000081600 [Member] | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081600 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081600 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.